Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Project expenditures	$ 504	$ 502	$ 214
General and administrative	1,925	1,605	1,430
Share-based compensation	997	735	538
Depreciation	124	118	98
Operating loss	3,550	2,960	2,280
Foreign exchange loss (gain)	532	(30)	(193)
Interest income	(147)	(25)	(80)
Interest expense	369	365	338
Loss from equity investee	509	235	186
Finance costs	60	15	19
Deferred revenue finance costs	4,188	4,035	3,450
Net loss for the year	9,061	7,555	6,000
Other comprehensive (gain) loss
Foreign currency translation	(3,695)	156	1,114
Total comprehensive loss	$ 5,366	$ 7,711	$ 7,114
Net loss per common share
Basic earnings (loss) per share	$ (0.05)	$ (0.04)	$ (0.03)
Diluted earnings (loss) per share	$ (0.05)	$ (0.04)	$ (0.03)
Weighted average number of common shares outstanding
Basic and fully diluted (000's)	197,118	188,658	178,612
Total common shares issued and outstanding (000's)	198,135	192,688	186,530